Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2018
Accumulated other comprehensive loss
Accumulated other comprehensive loss

26. Accumulated other comprehensive loss

The changes in accumulated other comprehensive loss by component are as follows:

		Unrealized Gain
		and
	Cumulative	(Loss) on
	Translation	Available-for-sale
	Adjustments	Securities	Total
	RMB	RMB	RMB
Balance as of January 1, 2016	(73,996)	3,015	(70,981)
Foreign currency translation, net of tax of nil	(292,152)	—	(292,152)
Fair value changes of available-for-sale investments, net of tax of nil	—	(17,042)	(17,042)
Reclassification adjustment for losses included in net income, net of tax of nil	—	36,567	36,567
Balance as of December 31, 2016	(366,148)	22,540	(343,608)

Foreign currency translation, net of tax of nil	342,348	—	342,348
Fair value changes of available-for-sale investments, net of tax of nil	—	32,633	32,633
Reclassification adjustment for gains included in net income, net of tax of nil	—	(55,615)	(55,615)
Balance as of December 31, 2017	(23,800)	(442)	(24,242)

Adoption of ASU 2016-01		442	442
Foreign currency translation, net of tax of nil	(7,083)	—	(7,083)
Balance as of December 31, 2018	(30,883)	—	(30,883)